DEBT (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Debt Instrument [Line Items]
Term of debt	1 year
Letters of Credit Outstanding, Amount	$ 26,500,000	$ 28,700,000
Debt	84,700,000	95,790,000
Less current portion	0	0
Long-term portion	84,700,000	95,790,000
Principal Maturities of Long-term Debt and Capital Lease Obligations [Abstract]
2014	0
2015	0
2016	0
2017	0
2018	0
Thereafter	84,700,000
Total	84,700,000	95,790,000
Fair value of long-term debt including current portion	79,900,000
Industrial Development Revenue Bonds Letters of Credit [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount	9,800,000	9,800,000
Letters of Credit [Member]
Debt Instrument [Line Items]
Annual interest rate (in hundredths)		0.75%
$265 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Term of debt		5 years
Maximum borrowing capacity		265,000,000
Debt	0	11,090,000
Debt Instrument, Maturity Date	Nov. 14, 2016
Interest rate at period end (in hundredths)		1.27%
$265 Million Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)		1.10%
Facility fee (in hundredths)		0.15%
Interest rate (in hundredths)	1.10%
$265 Million Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (in hundredths)		1.65%
Facility fee (in hundredths)		0.35%
Interest rate (in hundredths)	1.65%
Series 1999 industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt	3,300,000	3,300,000
Debt Instrument, Maturity Date	Aug. 01, 2029
Interest rate at period end (in hundredths)	0.19%	0.35%
Series 2012 Senior Notes Tranche A [Member]
Debt Instrument [Line Items]
Debt	35,000,000	35,000,000
Debt Instrument, Maturity Date	Dec. 17, 2022
Interest rate (in hundredths)	3.89%
Series 2012 Senior Notes Tranche B [Member]
Debt Instrument [Line Items]
Debt	40,000,000	40,000,000
Debt Instrument, Maturity Date	Dec. 17, 2024
Interest rate (in hundredths)	3.98%
Series 2000 Industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt	2,700,000	2,700,000
Debt Instrument, Maturity Date	Oct. 01, 2020
Interest rate at period end (in hundredths)	0.30%	0.46%
Series 2002 Industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt	$ 3,700,000	$ 3,700,000
Debt Instrument, Maturity Date	Dec. 01, 2022
Interest rate at period end (in hundredths)	0.29%	0.45%